Taxation - Unused tax losses and tax credits (Details) - EUR (€) € in Millions	Apr. 01, 2023	Mar. 31, 2023	Mar. 31, 2022
Taxation
Provision for potential tax liability		€ 412	€ 463
Losses for which a deferred tax asset is recognised		79,041	80,126
Losses for which no deferred tax is recognised		34,276	37,424
Total unused tax losses or tax credits		113,317	117,550
UK | Forecast
Taxation
Corporation tax rate	25.00%
Luxembourg
Taxation
Losses for which no deferred tax is recognised		9,136	9,136
Total unused tax losses or tax credits		65,232	65,348
Within 0 to 5 years
Taxation
Losses for which a deferred tax asset is recognised		15	19
Losses for which no deferred tax is recognised		306	334
Total unused tax losses or tax credits		321	353
Beyond 6 years
Taxation
Losses for which a deferred tax asset is recognised		59	259
Losses for which no deferred tax is recognised		15,649	13,162
Total unused tax losses or tax credits		15,708	13,421
Not later than 20 years | Luxembourg
Taxation
Losses for which no deferred tax is recognised			6,953
Unlimited
Taxation
Losses for which a deferred tax asset is recognised		78,967	79,848
Losses for which no deferred tax is recognised		18,321	23,928
Total unused tax losses or tax credits		€ 97,288	€ 103,776